Schedule I - Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in millions)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.6	$0.7	$0.7
States, municipalities and political subdivisions	12.9	15.5	15.5
Foreign governments	18.4	24.1	24.1
Asset-backed	99.0	100.2	100.2
Commercial mortgage-backed	7.5	8.0	8.0
Residential mortgage-backed	27.2	30.1	30.1
U.S. corporate	462.8	651.0	651.0
Foreign corporate	93.6	132.2	132.2
Total fixed maturity securities	722.0	961.8	961.8
Equity securities:
Common stocks	1.8	1.9	1.9
Non-redeemable preferred stocks	53.9	67.9	67.9
Total equity securities	55.7	69.8	69.8
Commercial mortgage loans on real estate, at amortized cost	43.9	50.0	43.9
Policy loans	5.3	5.3	5.3
Other investments	38.9	38.9	38.9
Total investments	$865.8	$1,125.8	$1,119.7